Income taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of provision for income tax

A reconciliation between the Group’s actual provision for income tax and the provision at the respective statutory rate was as follows:

	For the six months ended June 30,
	2025	2026	2026
	S$’000	S$’000	US$’000

Loss before income taxes	(4,844)	(13,421)	(10,371)

Tax at the domestic rates applicable to profit or loss in the countries where the Group operates	(233)	(183)	(141)
Reconciling items:
Non-deductible expenses	51	55	42
Government grant not subject to tax	(3)	(4)	(3)
Valuation allowance for tax losses	173	190	147
Share of results of a joint venture and other consolidation adjustments not subject to tax	-	(81)	(63)
Over-provision of deferred tax in respect of prior years	(32)	-	-
Others	12	23	18
Tax charge	(32)	-	-

Schedule of components of deferred tax balances

Significant components of the Company’s deferred tax balances as of June 30, 2026 and December 31, 2025 are as follows:

	December 31, 2025	June 30, 2026	June 30, 2026
	S$’000	S$’000	US$’000
Deferred tax assets
Tax losses carry forwards	3,345	3,535	2,731
Less: Valuation allowance	(3,345)	(3,535)	(2,731)
Total deferred tax assets	-	-	-